Other Liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities
Income tax reserves	$ 5,671	$ 6,865
Deferred taxes	781	815
Excess Savings Plan	1,545	1,445
Disability benefits	278	274
Derivative liabilities	259	463
Workforce reductions	424	445
Environmental accruals	207	204
Other	645	536
Total	$ 9,810	$ 11,048